Submission	Dec. 29, 2025
Submission [Line Items]
Central Index Key	0001733443
Registrant Name	5&2 Studios, Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A